Offerings	Jul. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2026A Junior Subordinated Notes
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,765.00
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2026B Junior Subordinated Notes
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 151,910.00
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.